ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Nov. 30, 2018
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities
	2018	2017
	$	$
Accounts payable	1,084,852	329,631
Accounts payable on legacy beverage assets	250,000	-
Accrued liabilities	1,277,345	205,142
Payroll taxes payable	842	-
Developer royalties payable	84,332	-
Payable on Majesco acquisition (Note 5)	1,190,476

	3,887,847	534,773